Document and Entity Information	9 Months Ended
Sep. 29, 2012
Document and Entity Information
Entity Registrant Name	Kips Bay Medical, Inc.
Entity Central Index Key	0001460198
Document Type	S-1
Document Period End Date	Sep. 29, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company